Shareholder Report, Holdings (Details) - C000084903	Jun. 30, 2025
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	15.40%
46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.30%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	13.70%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	99.20%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
Health CareABIOM1783
Holdings [Line Items]
Percent of Total Investments	0.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	64.00%